RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jan. 31, 2020
10. RELATED PARTY TRANSACTIONS AND BALANCES

Related party transactions are measured at the estimated fair values of the services provided or goods received. Related party transactions not disclosed elsewhere in these financial consolidated statements are as follows:

a)	Key management personnel

The Company has identified its directors and certain senior officers of the Company, who have the authority and responsibility for planning, directing and controlling the activities of the Company, as key management personnel. The remuneration of directors and officers for the years ended was as follows:

	2020	2019	2018

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$132,228	$124,500	$191,575
Other members of key management	92,019	37,801	55,071

Share-based payments
Members of the Board of Directors	209,032	219,248	400,000
Other members of key management	30,967	32,480	72,000
	$464,247	$414,029	$718,646

b)	Amounts due to/from relates parties

In the normal course of operations, the Company transacts with companies with directors or officers in common. Advances to Oniva International Services Corp. (“Oniva”) of $364,390 (January 31, 2019 - $Nil) for expenditures to be incurred on behalf of the Company are included in prepaid expenses and other assets on the consolidated statements of financial position as at January 31, 2020. The following amounts are payable to related parties:

	January 31, 2020	January 31, 2019
Directors	15,000	11,250
Oniva International Services Corp.	-	20,217
	$15,000	$31,467

The amounts included above are unsecured, non-interest bearing with no fixed terms of repayment.

c)	Other related party transactions

The Company has a cost-sharing agreement to reimburse Oniva International Services Corp. (“Oniva”), as described in Note 11. The transactions with Oniva during the year are summarized below:

	2020	2019	2018
Salaries and benefits	$216,696	$118,361	$105,344
Office and miscellaneous	160,767	77,443	66,663
	$377,463	$195,804	$172,007

Salaries and benefits above includes $92,019 (2019 – $37,801; 2018 – $55,071) for key management personnel compensation that has been included in Note 10(a).